Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 48	$ 65	$ 130
Finance costs - leases	5	4	8
Unwinding of obligations	2	17	39
Finance costs and unwinding of obligations	$ 55	$ 86	$ 177